Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Property and Equipment

6. Property and Equipment

Property and equipment included the following (in thousands):

	As of December 31,
	2013	2012
Land	$347	$349
Buildings	1,410	1,393
Leasehold improvements	186	145
Machinery and equipment	56	68
Furniture and fixtures	273	319
Model furnishings	1,776	920
Computer hardware and software	514	344
	4,562	3,538
Less accumulated depreciation and amortization	(1,202)	(1,021)
Total property and equipment, net	$3,360	$2,517